Equity	12 Months Ended
Dec. 31, 2016
Equity
Equity

Note 17 Equity

DIVIDENDS:  Dividends on common stock of $73.4 million were paid in 2016, compared to $73.7 million and $74.8 million in 2015 and 2014, respectively.

EQUITY COMPENSATION PLANS:  The following table summarizes TSYS' equity compensation plans by category as of December 31, 2016:

	(a)	(b)		(c)
(in thousands, except per share data) Plan Category	Number of securities to be issued upon exercise of outstanding options, warrants and rights	Weighted- average exercise price of outstanding options, warrants and rights		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)
Equity compensation plans approved by security holders	4,891	$ 32.78	[2]	6,962	[1]

The Company does not have any equity compensation plans that were not approved by security holders.

[1]	Shares available for future grants under the Total System Services, Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.
[2]	Weighted-average exercise price represents 2.9 million options only and does not include restricted share units that have no exercise price.